Interest Bearing Liabilities and Financing Facilities - Additional Information (Detail) - USD ($) $ in Millions		6 Months Ended		12 Months Ended
	Jul. 31, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2024
Interest bearing liabilities and financing facilities [line items]
Loan Facilities Drawdown		$ 500
Repayments of borrowings, classified as financing activities			$ 41
Undrawn borrowing facilities		6,500		$ 6,050
Cancellation of undrawn borrowing facilities		1,550
Syndicate Term Loan [Member]
Interest bearing liabilities and financing facilities [line items]
Borrowings		$ 450
CHF Medium Term Note [Member]
Interest bearing liabilities and financing facilities [line items]
Repayments of borrowings, classified as financing activities				201
Syndicated facility [member]
Interest bearing liabilities and financing facilities [line items]
Borrowings maturity		10 years
JBIC facility [member]
Interest bearing liabilities and financing facilities [line items]
Borrowings maturity		10 years
JBIC facility [member] | Loan commitments [member]
Interest bearing liabilities and financing facilities [line items]
Borrowings		$ 1,000
JBIC facility [member]
Interest bearing liabilities and financing facilities [line items]
Repayments of borrowings, classified as financing activities	$ 83
Unsecured bonds [member]
Interest bearing liabilities and financing facilities [line items]
Financial liabilities carrying amount				4,087	$ 4,087
Financial liabilities at fair value				3,936	3,958
Medium Term Notes [member]
Interest bearing liabilities and financing facilities [line items]
Financial liabilities carrying amount				200	200
Financial liabilities at fair value				$ 188	$ 188